FINANCIAL INSTRUMENTS - Commodity price risk and Currency risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Currency risk
Financial Instruments
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase	$ 4,500,000	$ 12,200,000
Increase (decrease) in fair value measurement due to reasonably possible decrease	600,000	4,200,000
Interest rate risk
Financial Instruments
Increase (decrease) in fair value measurement due to reasonably possible increase	$ 361,000	520,000
Fresnillo obligation
Financial Instruments
Applicable margin (as a percent)	5.00%
Gold and silver | Commodity Price risk | Price
Financial Instruments
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase in revenue due to increase in price	$ 19,323,000	$ 409,000